Provision for Employee Benefits (Details) - Schedule of movement in the present value of the defined benefit obligation	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of movement in the present value of the defined benefit obligation [Abstract]
Defined benefit obligations, beginning	$ 6,841,673
Estimate for the six months period	(294,175)
Defined benefit obligations, ending	$ 6,547,498